SASCO 2006-S1
Credit Risk Management Report
September 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
200
6 Clayton Fixed Income Services Inc. All rights reserved.
The information contained in this Report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this Report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this Report constitutes a recommendation to buy, sell, or hold that or any other security.
The Report is based upon information provided to Clayton Fixed Income Services Inc.
by third parties and therefore Clayton Fixed Income Services Inc. cannot, and does not, warrant that the information contained in this Report is accurate or complete.
Table of Contents
Section One
Executive Summary
Section Two
Loan-Level Report
Section Three
180-day Delinquent Loans Report
Section Four
Prepayment Penalty Analysis
Section Five
Loss Analysis
Section Six
Analytics
2006 Clayton Fixed Income Services Inc. All rights reserved.
Section One
Executive Summary
2006 Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2006-S1
Executive Summary
September 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
OTS Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month. Similarly for 60 days delinquent and the second immediately succeeding month and 90 days delinquent and the third immediately succeeding month.
0
Transaction Summary
Master Servicer: Aurora Loan Services Master Servicing
Servicer(s): Aurora Loan Services, GMAC Mortgage
Delinquency Reporting Method:
Closing Date: 02/28/2006
Depositor: Structured Asset Securities Corporation
Trustee(s): US Bank NA
Collateral Summary
Loan Count 8,626 7,178 83.21%
Collateral Balance $442,615,516 $352,915,174 79.73%
Closing Date
As of 9/25/2006
9/25/2006 Balance as
Percentage of Closing Date
Balance
Issues Amount Recovered
Value Added
Total Value Added for SASCO 2006-S1 as of 9/25/2006
0 $0
Loan Count Summed Balance
Collateral Statistics
First Payment Defaults $495,100 5
Early Payment Defaults* $1,896,217 28
* A default that occurs on the second or third scheduled payment.
Loan Count Summed Balance
Second Lien Statistics
Total Outstanding Second Lien Loans 7,179 $353,065,790
30+ Days Delinquent 62 $3,751,476
60+ Days Delinquent 31 $2,253,469
90+ Days Delinquent 77 $5,126,097
Foreclosure 6 $249,007
Beginning Collateral Balance Total Prepayments Percentage of Prepayment Remittance Date
Prepayments
9/25/2006 $362,059,605 $12,992,964 3.58
8/25/2006 $373,771,575 $11,531,267 3.08
7/25/2006 $388,314,302 $14,356,557 3.69
For each remittance, Clayton reconciles the prepayment penalties that are collected by the servicers and remitted to the trust to ensure all appropriate funds are passed to the certificateholders. Please refer to the Prepayment Penalty Analysis section of this report for details regarding loans with prepayment penalty flags that were paid in full. The table below provides a summary of Clayton's reconciliation for this remittance.
Prepayment Penalty Analysis
Amount Remitted to the Trust Amount Remitted by the
Servicers
Difference Remittance Date
Total Cash Flows
9/25/2006 $4,529 $4,529 $0
2006 Clayton Fixed Income Services Inc. All rights reserved.
For each remittance, Clayton analyzes each loan-level loss to ensure that the accurate amount of sale,
MI, and hazard insurance proceeds are remitted to the trust. We also review these losses to ensure servicing advances, such as escrow advances and foreclosure fees, are reasonable. If any discrepancies are identified, Clayton actively pursues the servicer to mitigate the loss. Please refer to the Loss
Analysis section of this report for details regarding losses to the security. Below is a summary of the losses passed through in this remittance.
Loss Issues for Current Month
Loss Analysis
Losses Remitted to the Trust Number of Loan-Level Losses/Gains Remittance
Loss Summary
9/25/2006 $1,274,966 24
2006 Clayton Fixed Income Services Inc. All rights reserved.
Section Two
Loan-Level Report
2006 Clayton Fixed Income Services Inc. All rights reserved.
2006 Clayton Fixed Income Services Inc. All rights reserved.
Loan-Level Report Definitions
FICO : Represents the borrower's credit score at the time of securitization/origination. FICO:
Last Paid Date:
Valuation:
C
Liquidation Date:
Estimated Loss/(Gain):
Delinquency Status:
Last Paid Date: Either the interest paid-through date or the last contractually due payment made by the borrower.
Clayton Fixed Income Services Inc. uses this date to calculate delinquencies.
Valuation: Represents what is believed to be the most accurate known value of a property based on Clayton Fixed
Income Services Inc.'s internal formulas. Several value appraisals may exist for a property, yet only what is believed to be the most accurate value according to these formulas is shown on the report. When no value is available, a valuation known as an "internal estimate" is calculated according to an internal formula that adjusts the original value of the property by the Housing Price Index (HPI) and a discount based on credit class.
Liquidation Date: Clayton Fixed Income Services Inc.'s internal estimate of the date on which the loan will liquidate if it proceeds through foreclosure and REO. This date takes into consideration servicing and state foreclosure timelines, as well as an estimated REO marketing period.
Estimated Loss/(Gain): Clayton Fixed Income Services Inc.'s internal estimate of the loss (or gain) that the loan will experience if it liquidates on the Liquidation Date.
Delinquency Status: Indicates the monthly payment and delinquency history for an individual loan. The right-most character specifies the last known delinquency status, according to the following:
3
6
9
F
R
0
The contractually due payment arrived on time.
The contractually due payment has not arrived within thirty days.
The contractually due payment has not arrived within sixty days.
The contractually due payment has not arrived within ninety days.
The property is in the process of foreclosure.
The property is real estate owned (REO).
The mortgage has either liquidated or been paid off.
OTS Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month.
OTS Delinquency Method:
MBA Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the last day of the month in which the payment was due.
MBA Delinquency Method:
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency
State
Orig.
Current Value
CLTV
Est. (Gain)/Loss
Est. Severity
Valuation
Method
Est. Liq.
Date
Status
1st Lien
Comb. LTV
$109,841
7608436
NH
680
11/1/2005
2/1/2006
BPO 19.46%
26.79% 99.85%
4/1/2007 CC36999
Monitor
$565,000
$410,000
$110,000
$109,841 6/12/2006
Default Reason: (Unknown)
$400,000
124.35%
8/31/2006 According to the latest valuation, the property securing this loan has declined 27 percent since origination. Clayton has requested the original appraisal and most recent valuation to review this significant value decline. According to a third party resource, this loan has a low fraud score; however, it appears the value may have been inflated. Clayton will review the original appraisal and most recent valuation once received from the servicer.
$17,978
7609087
MI
673
11/1/2005
3/1/2006
BPO 15.00%
29.96% 99.87%
10/1/2007 CCC3699
Monitor - BK
$120,000
$60,000
$18,000
$17,978 6/9/2006
Default Reason: (Unknown)
$96,000
189.96%
10/2/2006 Clayton is awaiting documentation from the servicer.
8/1/2006 According to the latest valuation, the property securing this loan has declined 50 percent since origination. Clayton has requested the original appraisal and most recent valuation to review this significant value decline. Additionally, Clayton researched county records for this property which indicate the property was sold for $37,500 on 12/31/2001 and $42,000 on 1/1/2005. Considering this information, the original appraised value of this loan, $120,000, appears to be significantly inflated. Clayton will review this loan thoroughly for fraudulent actions when the documentation is received.
$28,122
7609466
OK
707
10/1/2005
8/14/2006
Int. Est. 20.00%
26.29% 98.32%
3/14/2008 CCCCCCC
Monitor
$143,000
$106,935
$28,600
$28,122 9/30/2005
Default Reason: (Unknown)
$114,400
133.27%
10/2/2006 During the 9/25/2006 distribution, a loss of $306 was passed to the trust for this loan by the master servicer. Considering the borrower is current on payments and this loan is still active in the security, Clayton asked the master servicer to explain why this loss was passed to the trust.
$41,971
7612629
GA
637
2/1/2006
3/1/2006
BPO 19.62%
61.00% 99.93%
4/1/2007 CCC3699
Monitor
$214,000
$68,800
$42,000
$41,971 7/27/2006
Default Reason: (Unknown)
$168,000
305.19%
10/2/2006 The property securing this loan has declined in value $145,200 (68 percent) since origination. Considering this large value decline, Clayton requested the original appraisal and most recent valuation to reconcile the decline. Additionally, according to a third party, this loan has a high probability of fraud and the median property value in this area is significantly lower than the original value.
SASCO 2006-S1 Loan-Level Report
Mortgage Data Through: August 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
of 1 4
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency
State
Orig.
Current Value
CLTV
Est. (Gain)/Loss
Est. Severity
Valuation
Method
Est. Liq.
Date
Status
1st Lien
Comb. LTV
$95,800
7612780
TX
706
2/1/2006
1/1/2006
BPO 20.00%
20.38% 100.00%
3/1/2007 C369999
Monitor
$479,000
$470,000
$95,800
$95,800 5/15/2006
Default Reason: (Unknown)
$383,200
101.91%
10/2/2006 This loan is 180-days delinquent with insufficient equity to pursue foreclosure; however, Clayton obtained county records that indicate this loan is still secured by the property. Considering this property is located in a state with a two month foreclosure timeline, Clayton does not object to the servicer monitoring this loan for any proceeds that may be generated from the senior lien holder's foreclosure sale.
8/31/2006 This loan is 150-days delinquent with insufficient equity to pursue foreclosure. Clayton anticipates that this loan will be charged off in the 9/25/2006 distribution.
5/9/2006 This loan was added to the Watchlist because it is a first-payment default.
$93,621
7612835
TX
765
2/1/2006
4/1/2006
BPO 15.00%
26.82% 99.86%
5/1/2007 CC3C369
Monitor
$625,000
$349,000
$93,750
$93,621 8/4/2006
Default Reason: (Unknown)
$500,000
170.09%
10/2/2006 The property securing this loan has declined in value $276,000 (44 percent) since origination. Considering this large value decline, Clayton requested the original appraisal and most recent valuation to reconcile the decline. Additionally, according to a third party, this loan has a medium probability of fraud and the median property value in this area is significantly lower than the original value.
$27,754
7612992
CO
657
3/1/2006
2/1/2006
BPO 19.56%
18.96% 88.67%
7/1/2007 CC36999
Monitor
$160,000
$165,000
$31,300
$31,300 6/30/2006
Default Reason: (Unknown)
$125,200
94.84%
10/2/2006 This loan is 150-days delinquent and is a first-payment default with insufficient equity to pursue foreclosure. Clayton anticipates that this loan will be charged off during the 10/25/2006 distribution.
6/8/2006 This loan was added to the Watchlist because it is a first-payment default.
$13,177
7613806
GA
716
1/1/2006
8/1/2006
Int. Est. 19.70%
26.17% 99.82%
9/1/2007 CCCCCCC
Monitor
$67,000
$50,349
$13,200
$13,177 9/30/2005
Default Reason: (Unknown)
$52,800
131.03%
10/2/2006 During the 9/25/2006 distribution, a loss of $279 was passed to the trust for this loan by the master servicer. Considering the borrower is current on payments and this loan is still active in the security, Clayton asked the master servicer to explain why this loss was passed to the trust.
SASCO 2006-S1 Loan-Level Report
Mortgage Data Through: August 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
of 2 4
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency
State
Orig.
Current Value
CLTV
Est. (Gain)/Loss
Est. Severity
Valuation
Method
Est. Liq.
Date
Status
1st Lien
Comb. LTV
$124,953
7615111
NJ
683
2/1/2006
2/1/2006
BPO 20.00%
29.75% 99.96%
11/1/2007 CC36999
Monitor
$625,000
$420,000
$125,000
$124,953 6/28/2006
Default Reason: (Unknown)
$500,000
148.79%
9/1/2006 According to the latest valuation, the property securing this loan has declined 32 percent since origination. Clayton has requested the original appraisal and most recent valuation to review this significant value decline. According to a third party resource, this loan has a low fraud score; however, it appears the value may have been inflated. Additionally, previous sales of this property include: $267,000 in 1999 and $446,000 in 2005. Clayton will review the original appraisal and most recent valuation once received from the servicer.
$29,234
7615131
SC
649
2/1/2006
8/1/2006
BPO 9.67%
69.60% 99.09%
2/1/2008 CCC369C
Monitor
$305,000
$42,000
$29,500
$29,234 7/24/2006
Default Reason: (Unknown)
$236,000
631.50%
10/2/2006 According to the most recent valuation, the property securing this loan declined in value $263,000 (86 percent) since origination. It appears there may have been damage to the property. Clayton asked the servicer to explain this large value decline.
$49,963
7615560
AR
647
2/1/2006
3/1/2006
BPO 10.00%
19.14% 99.92%
8/1/2007 CCC3699
Monitor
$500,000
$261,000
$50,000
$49,963 8/3/2006
Default Reason: (Unknown)
$400,000
172.39%
9/1/2006 According to the latest valuation, the property securing this loan has declined 50 percent since origination. Clayton has requested the original appraisal and most recent valuation to review this significant value decline. According to a third party resource, this loan has a low fraud score; however, it appears the value may have been inflated. Clayton will review the original appraisal and most recent valuation once received from the servicer.
$36,056
7615576
DC
692
3/1/2006
2/1/2006
BPO 18.91%
18.08% 51.50%
6/1/2007 CC36999
Monitor
$370,000
$387,000
$70,000
$70,000 6/14/2006
Default Reason: (Unknown)
$280,000
90.43%
10/2/2006 This loan is 150-days delinquent and it appears there is sufficient equity to pursue foreclosure. The servicer will not initiate foreclosure from the second lien position if the senior lien balance is greater than $250,000.
6/8/2006 This loan was added to the Watchlist because it is a first-payment default.
SASCO 2006-S1 Loan-Level Report
Mortgage Data Through: August 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
of 3 4
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency
State
Orig.
Current Value
CLTV
Est. (Gain)/Loss
Est. Severity
Valuation
Method
Est. Liq.
Date
Status
1st Lien
Comb. LTV
$250,000
7615970
NV
728
3/1/2006
2/1/2006
BPO 23.80%
28.08% 100.00%
6/1/2007 CC36999
Monitor
$1,050,000
$890,000
$250,000
$250,000 5/23/2006
Default Reason: (Unknown)
$750,000
112.35%
10/2/2006 We are currently awaiting documentation from the servicer.
8/2/2006 The property securing this loan is valued significantly higher than any surrounding properties. Clayton requested the original appraisal to verify the original value of $1,050,000.
6/8/2006 This loan was added to the Watchlist because it is a first-payment default.
$48,000
7616018
OH
709
3/1/2006
2/1/2006
BPO 19.79%
20.00% 100.00%
9/1/2007 CC36999
Monitor
$242,500
$240,000
$48,000
$48,000 6/14/2006
Default Reason: (Unknown)
$192,000
100.00%
10/2/2006 This loan is 150-days delinquent with insufficient equity to pursue foreclosure. Clayton anticipates that this loan will be charged off in the 10/25/2006 distribution.
6/8/2006 This loan was added to the Watchlist because it is a first-payment default.
SASCO 2006-S1 Loan-Level Report
Mortgage Data Through: August 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
of 4 4
Section Three
180-day Delinquent Loans Report
2006 Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2006-S1 180-Day Delinquencies
Trustee Remittance Date: September 25, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
0.00% 36.45% 0.00% 0.00% 42.41% 21.14%
Intended Charge
-off/No Issue
Intended
Foreclosure/No
Issue
Loans in
REO
Loans with
Cash Flow
Unspecified No
Equity
Unspecified
With Equity
*The percentages are calculated based on the total outstanding balance for all 180-day delinquent loans.
SASCO 2006-S1 180-Day Delinquencies
Trustee Remittance Date: September 25, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Aggregate 180-day Delinquencies by Category
$184,448 $0 $0 $0 $214,629 $106,966 $506,043
** As a result of rounding, the "unspecified" totals in this table may not exactly match those in the detailed 180 day report below.
Intended
Foreclosure/No Issue
Intended Charge-off/No
Issue
Loans in REO
Loans with Cash Flow Unspecified - No Equity
Unspecified - With
Equity
Total
7611325 2/1/2006 $128,000 $98,900 $25,095
The borrower filed for Chapter 7 bankruptcy protection on 7/6/2006. The servicer will monitor the outcome of bankruptcy before charging off a loan.
7608068 2/1/2006 $50,000 $76,000 $18,991
This loan is 180-days delinquent with insufficient equity to pursue foreclosure. If this loan is not charged off during the 10/25/2006 distribution, as required by the servicing agreement, Clayton will ask the servicer to charge off this loan.
7612780 2/1/2006 $470,000 $383,200 $95,800
This loan is 180-days delinquent with insufficient equity to pursue foreclosure; however, Clayton obtained county records that indicate this loan is still secured by the property. Considering this property is located in a state with a two month foreclosure timeline, Clayton does not object to the servicer monitoring this loan for any proceeds that may be generated from the senior lien holder's foreclosure sale.
Unspecified, No Equity
7611671 2/1/2006 $572,000 $428,000 $106,966
This loan is 180-days delinquent with marginal equity available for this second lien. Clayton feels it is in the best interest of the trust to await the senior lien holder's foreclosure process.
Unspecified, Has Equity
Loan Number
Next Due Date
Property Value
Senior Lien
Balance
Junior Lien
Balance
Comments
SASCO 2006-S1 180-Day Delinquencies
Trustee Remittance Date: September 25, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
7607536 2/1/2006 $390,000 $299,477 $74,743
This loan is 180-days delinquent with insufficient equity to pursue foreclosure. However, considering the property value has increased since origination, Clayton does not object to the servicer monitoring the senior lien holder's foreclosure sale.
Loan Number
Next Due Date
Property Value
Senior Lien
Balance
Junior Lien
Balance
Comments
Section Four
Prepayment Penalty Analysis
2006 Clayton Fixed Income Services Inc. All rights reserved.
Trustee Remittance Date: September 25, 2006
SASCO 2006-S1 Prepayment Penalty Analysis
2006 Clayton Fixed Income Services Inc. All rights reserved.
Total Cash Flows
N/A N/A 100.00% 100.00 % N/A 100.00%
0.00% 0.00% 2.17% 0.41% 0.00% 0.84%
0 0 5 1 0 2
0 0 1 0 0 1
0 0 4 1 0 1
0 0 0 0 0 0
0 0 0 0 0 0
0 0 4 1 0 1
0 0 0 0 0 0
0 0 0 0 0 0
0 0 0 0 0 0
0 0 0 0 0 0
0 0 0 0 0 0
0 0 1 0 0 0
0 0 5 1 0 1
113 205 230 241 200 238
$0
$0
$0
$0
$0
$0
$0 $0 $11,185 $2,438 $0 $4,529
$0 $0 $11,185 $2,438 $0 $4,529
Penalties Remitted for loans with Active Prepayment Flags
Total Loans with Penalties Remitted to the Total Paid-Off Loans
Total Loans with Penalties Remitted
Loans without Prepayment Flags or with Expired Flags with Penalties Remitted
Loans with Active Prepayment Flags with Penalties Remitted
Aggregate Paid-Off Loans
Paid-Off Loans with Active Prepayment Flags that Did Not Have Penalties Remitted
Paid-Off Loans that Did Not Have Penalties Collected because of State Statutes
Other Exceptions
Total Paid-Off Loans with Active Prepayment Flags
Other - Actions Preventing the Collection of Prepayment Penalties
Documentation Issues Preventing the Collection of Prepayment Penalties
Loss Mitigation (Short Sales, Charge Offs)
Acceleration of Debt
Liquidated out of REO Status
Expired Prepayment Clauses (as stated in the Note)
Exceptions
Total Paid Off Loans With Prepayment Flags
Total Paid Off Loans
Total Collections by the Servicers
Difference
Amount Remitted by the Servicers
Amount Remitted to the Trust
4/25/2006 5/25/2006 6/25/2006 7/25/2006 8/25/2006 9/25/2006 Trustee Remittance Date
Trustee Remittance Date: September 25, 2006
SASCO 2006-S1 Paid-Off Mortgages With Prepayment Flags
2006 Clayton Fixed Income Services Inc. All rights reserved.
7611638 VA CCCCCC0 10/26/2005 3 10/26/2008 $65,777 $1,316 2%
7616082 FL CCCCCC0 1/13/2006 01/13/2006 $33,634 $1,295 4 % Remitted without a prepayment flag
Loan
Number
State
Delinquency History
Origination
Date
Years to
Expiration
Expiration
Date
Payoff
Amount
PPP Remitted
% of PPP to Payoff
Amount
Comments
SASCO 2006-S1 Additional Funds Remitted
Trustee Remittance Date: September 25, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
7611637 VA CCCC000 10/24/2005 3 10/24/2008 $1,918 $1,918 Trailing PPP
Servicer Number
State
Delinquency String
Origination Date
Years To
Expiration
Expiration
Date
Payoff
Amount
Cur. Funds
Remitted
Total PPP
Remitted
% of PPP to
Payoff
Amount
Comment
Section Five
Loss Analysis
2006 Clayton Fixed Income Services Inc. All rights reserved.
$1,274,966 0.29% 9/25/2006
$0 0.00% 8/25/2006
$0 0.00% 7/25/2006
$0 0.00% 6/25/2006
$0 0.00% 5/25/2006
$0 0.00% 4/25/2006
$0 0.00% 3/25/2006
Totals:
$1,274,966 0.29%
*The loss percentage is a calculation of the total monthly loss as a percentage of the original balance of the security.
SASCO 2006-S1 Historical Monthly Losses
Losses Through: August 31, 2006
Date
Loan Loss Amount Loss Percentage
2006 Clayton Fixed Income Services Inc. All rights reserved.
$1,274,966 $1,274,966 Loan-Level Losses:
$0 Subsequent Losses:
$0 Subsequent Gains:
$1,274,966
Monthly Security Loss:
$1,274,966 Losses Remitted:
$0 Difference:
Remittance Statement
Summary
9/25/2006
Loan-Level Loss Report
Loan Number
Loss
Loan Number
Loss
Loan Number
Loss
307654019 $64,645 307654956 $95,115 307655223 $51,768
307655324 $53,160 307655379 $306 307655431 $40,904
307656255 $86,564 307656529 $65,290 307657355 $58,689
307657713 $47,816 307657798 $10,382 307657858 $105,891
307658111 $77,990 307658348 $62,494 307658375 $67,265
307658481 $75,446 307658785 $14,141 307659210 $26,920
307659329 $17,127 307659529 $34,922 307659657 $279
307661082 $48,527 307661648 $81,824 359240370 $87,504
$1,274,966
Total:
Loan-Level Loss Report
SASCO 2006-S1 Loss Reconciliation Report
Trustee Remittance Date: September 25, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Loan
Orig. Date
OLTV
Orig. Balance
Doc.
FICO
Delinquency History
State
Orig. Value
Current Value
Level
Actual Loss
Valuation
Valuation Date
Liquidation Date
Liquidation Method
Loss Severity
Prop. Type
Loan Type
307654956
CA
701
9/16/2005
20%
BPO No
105.27%
C369990 $450,000
$345,000
$90,350
5/26/2006
Default Reason: (Unknown)
1 Family $95,114.70
Charge Off
8/31/2006
Purchase
10/2/2006 During the 9/25/2006 distribution this loan was charged off and a loss of $95,115, a severity of 105 percent, was passed to the trust. Considering there does not appear to be equity to pursue in the property, Clayton does not object to the decision to charge off this loan.
307657858
WA
659
11/23/2005
13%
BPO Low
105.10%
C369990 $775,000
$800,000
$100,750
6/9/2006
Default Reason: (Unknown)
1 Family $105,890.51
Charge Off
8/31/2006
Cash Out
Refinance
10/2/2006 During the 9/25/2006 distribution this loan was charged off and a loss of $105,891, a severity of 105 percent, was passed to the trust. Considering there does not appear to be equity to pursue in the property, Clayton does not object to the decision to charge off this loan.
307661648
VA
683
12/28/2005
14%
BPO No
104.41%
C369990 $550,000
$522,415
$78,362
5/15/2006
Default Reason: (Unknown)
Planned Unit $81,824.13
Charge Off
8/31/2006
Purchase
10/2/2006 During the 9/25/2006 distribution this loan was charged off and a loss of $81,824, a severity of 104 percent, was passed to the trust. Considering there does not appear to be equity to pursue in the property, Clayton does not object to the decision to charge off this loan.
359240370
VA
714
7/15/2005
20%
BPO No
104.23%
C369990 $419,900
$423,000
$83,950
4/24/2006
Default Reason: (Unknown)
Planned Unit $87,504.46
Charge Off
8/31/2006
Purchase
10/2/2006 During the 9/25/2006 distribution this loan was charged off and a loss of $87,504, a severity of 104 percent, was passed to the trust. Considering there does not appear to be equity to pursue in the property, Clayton does not object to the decision to charge off this loan.
307658111
NY
755
11/30/2005
10%
BPO No
103.98%
C369990 $750,000
$740,000
$75,000
5/12/2006
Default Reason: (Unknown)
1 Family $77,989.52
Charge Off
8/31/2006
Purchase
10/2/2006 During the 9/25/2006 distribution this loan was charged off and a loss of $77,990, a severity of 104 percent, was passed to the trust. Considering there does not appear to be equity to pursue in the property, Clayton does not object to the decision to charge off this loan.
307658481
TX
700
12/15/2005
20%
BPO Low
103.91%
C369990 $363,000
$278,000
$72,600
6/8/2006
Default Reason: (Unknown)
1 Family $75,445.57
Charge Off
8/31/2006
Purchase
10/2/2006 During the 9/25/2006 distribution this loan was charged off and a loss of $75,446, a severity of 104 percent, was passed to the trust. Considering there does not appear to be equity to pursue in the property, Clayton does not object to the decision to charge off this loan.
SASCO 2006-S1 High Loan-Level Losses
Mortgage Data Through: August 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Loan
Orig. Date
OLTV
Orig. Balance
Doc.
FICO
Delinquency History
State
Orig. Value
Current Value
Level
Actual Loss
Valuation
Valuation Date
Liquidation Date
Liquidation Method
Loss Severity
Prop. Type
Loan Type
307656255
CA
693
8/11/2005
20%
BPO Low
103.54%
C369990 $418,000
$415,000
$83,600
5/30/2006
Default Reason: (Unknown)
1 Family $86,563.90
Charge Off
8/31/2006
Purchase
10/2/2006 During the 9/25/2006 distribution this loan was charged off and a loss of $86,564, a severity of 104 percent, was passed to the trust. Considering there does not appear to be equity to pursue in the property, Clayton does not object to the decision to charge off this loan.
SASCO 2006-S1 High Loan-Level Losses
Mortgage Data Through: August 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Losses Through: August 31, 2006
SASCO 2006-S1 Loss Report
2006 Clayton Fixed Income Services Inc. All rights reserved.
7612505
FL 11/29/2005 20% $64,000 $67,265.43 105.10%
$300,000
7612478
TX 11/21/2005 20% $60,000 $62,493.51 104.16%
$363,000
7612612
TX 12/15/2005 20% $72,600 $75,445.57 103.92%
$320,000
7611981
WA 11/23/2005 13% $100,750 $105,890.51 105.10%
$66,000
7611920
TX 11/18/2005 15% $10,000 $10,381.54 103.82%
$750,000
7612236
NY 11/30/2005 10% $75,000 $77,989.52 103.99%
$775,000
7613806
GA 11/30/2005 20% $13,200 $278.82 2.11%
$225,000
7613678
MN 12/12/2005 15% $33,167 $34,921.86 105.29%
$232,000
7615242
MN 12/16/2005 20% $46,400 $48,526.51 104.58%
$67,000
7613353
TX 11/1/2005 20% $25,600 $26,920.22 105.16%
$135,000
7612921
CO 12/23/2005 10% $13,500 $14,140.85 104.75%
$117,000
7613476
TX 11/3/2005 14% $16,498 $17,127.39 103.81%
$128,000
$227,000
$450,000
7609040
CA 9/16/2005 20% $90,350 $95,114.70 105.27%
7609310
TX 10/5/2005 10% $49,999 $51,767.73 103.54%
7609411
HI 10/14/2005 26% $242,000 $53,160.35 21.97%
$515,000
$312,000
7615815
VA 12/28/2005 14% $78,362 $81,824.13 104.42%
7607848
VA 7/15/2005 20% $83,950 $87,504.46 104.23%
7608093
NV 9/26/2005 20% $62,400 $64,644.90 103.60%
$419,900
$949,000
$319,000
7610634
FL 8/25/2005 19% $62,000 $65,289.67 105.31%
7611468
CO 12/12/2005 19% $56,000 $58,689.12 104.80%
7611831
MI 11/21/2005 20% $45,400 $47,815.97 105.32%
$300,000
$418,000
$143,000
7609466
OK 10/14/2005 20% $28,600 $305.85 1.07%
7609519
IL 11/30/2005 20% $39,000 $40,903.88 104.88%
7610357
CA 8/11/2005 20% $83,600 $86,563.90 103.55%
$195,000
September 25, 2006
Loan Number
Origination
Original Amount
Servicer
State
Date
Original LTV
Original Appraisal
Loss
Loss Severity
Losses Through: August 31, 2006
SASCO 2006-S1 Loss Report
2006 Clayton Fixed Income Services Inc. All rights reserved.
$550,000
Monthly Total:
$1,274,966.39 87.78%
September 25, 2006
Loan Number
Origination
Original Amount
Servicer
State
Date
Original LTV
Original Appraisal
Loss
Loss Severity
Section Six
Analytics
2006 Clayton Fixed Income Services Inc. All rights reserved.
FICO is a registered trademark of Fair Isaac Corporation
Mortgage Date Through: August 31, 2006
SASCO 2006-S1 FICO Distribution by Status
2006 Clayton Fixed Income Services Inc. All rights reserved.
Delinquent 176 690 38.97
Paid Off 1,447 705 39.72
Current 7,003 703 39.93
Total:
8,626
Status
# of Loans
Average
Std. Deviation
SASCO 2006-S1 Loan-to-Value Distribution by Status
Mortgage Data Through: August 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Delinquent 176 95.90% 4.71%
Paid Off 1,447 91.63% 8.29%
Current 7,003 94.28% 6.91%
Total:
8,626
Status
# of Loans
Average
Std. Deviation
SASCO 2006-S1 Balance Distribution by Status
Mortgage Data Through: August 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Delinquent 176 $64,659.36 $53,281.03
Current 7,003 $48,791.34 $38,524.97
Total:
7,179
Status
# of Loans
Average
Std. Deviation
Mortgage Type
Total Balance Avg. Balance Std. Deviation
Loan Count
$39,713.36 Balloon $196,387,224.61 $40,905.48 4,801
$40,507.54 Fixed $156,678,565.08 $40,961.72 3,825
$353,065,789.69
Total:
8,626
SASCO 2006-S1 Mortgage Type Distribution by Status
Mortgage Data Through: August 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
# of Loans
Other
120
180
240
360
8,626 0 1 4,969 44 3,612
SASCO 2006-S1 Mortgage Term Distribution By Status
Mortgage Data Through: August 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Cash-out refinance
Purchase
Rate/term
Home
Other
707 8.2%
89.6% 7,726
2.2% 193
0.0% 0
0.0% 0
Cash-out refinance
Purchase
Rate/term
Home
Other
8.2% 571
89.5% 6,271
2.3% 161
0.0% 0
0.0% 0
Cash-out refinance
Purchase
Rate/term
Home
Other
Cash-out refinance
Purchase
Rate/term
Home
Other
11.4% 20
87.5% 154
1.1% 2
0.0% 0
0.0% 0
8.0% 116
89.9% 1,301
2.1% 30
0.0% 0
0.0% 0
Total
8,626
100%
Total
7,003
100%
Total
176
100%
Total
1,447
100%
SASCO 2006-S1 Mortgage Purpose Distribution
Mortgage Data through: August 31, 2006
Origination Statistics
Purpose
Number Percentage
8,626 Number of Loans:
Current Loans
Purpose
Number Percentage
Delinquent Loans
Purpose
Number Percentage
Paid Off Loans
Purpose
Number Percentage
Number of Loans: 7,003 Number of Loans: 176 Number of Loans: 1,447
2006 Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2006-S1 Ownership Distribution by Status
Mortgage Data Through: August 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Primary Home 4,425
Second Home 646
Investment Home 3,555
Total:
8,626
Title
# of Loans
AsOfDate
30 Days
60 Days
90 Days
Foreclosure
REO
Total Count in Status
2/28/2006 5 0 0 0 0
3/31/2006 52 2 0 0 0
4/30/2006 52 38 0 0 0
5/31/2006 63 32 33 0 0
6/30/2006 42 37 54 3 0
7/31/2006 47 28 84 4 0
8/31/2006 62 31 79 6 0
SASCO 2006-S1 Delinquent Count Over Time
Mortgage Data Through: August 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
AsOfDate
30 Days
60 Days
90 Days
Foreclosure
REO
Total Balance in Status
31-Aug-06 $3,751,476 $2,253,469 $5,211,060 $249,007 -
31-Jul-06 $3,274,824 $1,604,803 $5,523,522 $189,306 -
30-Jun-06 $2,277,267 $2,375,476 $3,572,283 $106,992 -
31-May-06 $3,655,874 $2,686,687 $1,951,278 - -
30-Apr-06 $4,267,775 $2,529,248 $0 - -
31-Mar-06 $3,356,180 $59,853 $0 - -
28-Feb-06 $157,564 $0 $0 - -
SASCO 2006-S1 Delinquent Balance Over Time
Mortgage Data Through: August 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Date
Distribution Date
CPR
6-Month MA
3-Month MA
12-Month MA
31-Aug-06 25-Sep-06 38.42% 35.47%
31-Jul-06 25-Aug-06 31.38% 33.73%
30-Jun-06 25-Jul-06 36.39% 34.52%
31-May-06 25-Jun-06 33.31%
30-Apr-06 25-May-06 33.81%
31-Mar-06 25-Apr-06 18.30%
SASCO 2006-S1 Conditional Prepayment Rates
Mortgage Data Through: August 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.

Document Outline

  Cover Page
  Table of Contents
  Executive Summary
  Loan-Level Report
  180-day Delinquent Loans Report
  Prepayment Penalty Analysis
  Loss Analysis
  Analytics